Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies
30.	Contingencies
Acquisition of
Iskander
SAS
Following the acquisition in March 2019, a deferred consideration was payable in four further instalments of EUR525,000 due in September 2019, September 2020, September 2021 and March 2022. The share purchase agreement contained an adjustment mechanism whereby if Iskander’s assets under management (‘AUM’) reduced by 10% or more the total consideration is subject to a downward adjustment, to be reflected against the next deferred consideration instalment. Such a reduction is capped at EUR575,000 in in
aggregate.
A drop in AUM occurred following completion and as a result the September 2019 instalment was not due, and the September 2020 instalment deferred to September 2021. In the event the AUM recovers, then a subsequent deferred consideration instalment would be increased to compensate for this. Management does not

consider it probable that the AUM will recover sufficiently to cause the September 2021 instalment to be adjusted upwards and therefore EUR
575,000
of the deferred consideration has been derecognised from the financial statements. Should there be further fluctuations in AUM, the deferred consideration payable is subject to a maximum upwards adjustment of EUR
575,000
compared to the figures reported in the financial statements. At the year end GBP:EUR exchange rate this would amount to a potential upwards adjustment of £
514,081
.
Senior loan facility
The Company has a revolving loan facility with Natwest with a facility limit of £15.00m. At the year end £10.25m (2020: £8.75m
, 2019: £NIL
) has been drawn from the facility. The loan is subject to various financial covenants and is secured over the assets of the Group.
Increase in holdings in subsidiaries
At 31 December 2020 the Group had entered into a commitment to acquire a further 5.7% of Alvarium Social Housing Advisors Ltd for a total cash consideration of £330,435, payable in December 2021.
At 31 December 2020 the Group had also entered into a commitment to acquire a further 11.5% of LXI REIT Advisors Ltd for a total cash consideration of £3,927,160, payable in October and December 2021.
Both of these commitments were fully paid out in 2021 and the balances at 31 December 2021 are therefore £NIL.
Litigation
From
time-to-time
we may be involved in various legal proceedings, lawsuits and claims incidental to the conduct of our business, some of which may be material. Our businesses are also subject to extensive regulation, which may result in regulatory proceedings against us.
Alvarium’s subsidiary, LJ Management (IOM) Limited, is a
co-respondent
with others in a claim being brought by Ballacorey Wheat Limited and GEM Global Yield Fund Limited. LJ Management (IOM) Limited denies any liability and is defending the claim. However, if the claim succeeds, the liability (including costs) is materially covered by insurance.

Cartesian Growth Corp [Member]
Commitments and Contingencies
Note 6 — Commitments and Contingencies
Underwriting Agreement
The underwriter had a
45-day
option from the date of the IPO to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions. On February 26, 2021, the underwriter fully exercised its over-allotment option.
Upon consummation of the IPO on February 26, 2021, the underwriters were paid a cash underwriting fee of 2.0% of the gross proceeds of the IPO, or $6,900,000 in the aggregate.
The underwriters of the IPO are entitled to a deferred underwriting commission of 3.5% of the gross proceeds of the IPO, or $12,075,000 in the aggregate. Subject to the terms of the underwriting agreement, (i) the deferred underwriting commission was placed in the Trust Account and will be released to the underwriters only upon the completion of a Business Combination and (ii) the deferred underwriting commission will be waived by the underwriters in the event that the Company does not complete a Business Combination.
Registration Rights
On February 23, 2021, the Company entered into a registration rights agreement with respect to the founder shares, the Private Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Warrants and warrants that may be issued upon conversion of Working Capital Loans), which requires the Company to register such securities for resale (in the case of the founder shares, only after conversion to Class A ordinary shares).
Pursuant to such registration rights agreement, the holders of the majority of these securities will be entitled to make up to three demands, excluding short form demands, that we register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Company’s initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Financial Advisor Engagements and Resignations
On September 19, 2021, the Company engaged BofA Securities, Inc. (“BofA”) as its financial (M&A) advisor in connection with the Business Combination. Pursuant to this engagement, the Company agreed to pay to BofA an advisory fee of $3,000,000, contingent and payable upon the closing of a Business Combination. On May 13, 2022, BofA resigned from its role as financial (M&A) advisor to the Company and waived any fees to which it was entitled pursuant to its engagement, and BofA and the Company mutually terminated the engagement letter entered into in connection therewith.
On September 19, 2021, the Company engaged BofA as its capital markets advisor in connection with the Business Combination. Pursuant to this engagement, the Company will pay no additional compensation to BofA. On May 13, 2022, BofA resigned from its role as capital markets advisor to the Company for which it was not entitled to any fee, and BofA and the Company mutually terminated the engagement letter entered into in connection therewith.

Note 6 — Commitments and Contingencies
Underwriting Agreement
The underwriter had a
45-day
option from the date of the IPO to purchase up to an aggregate of 4,500,000 additional Units at the public offering price less the underwriting commissions. On February 26, 2021, the underwriter fully exercised its over-allotment option.
Upon consummation of the IPO on February 26, 2021, the underwriters were paid a cash underwriting fee of 2.0% of the gross proceeds of the IPO, or $6,900,000 in the aggregate.
The underwriters of the IPO are entitled to a deferred underwriting commission of 3.5% of the gross proceeds of the IPO, or $12,075,000 in the aggregate. Subject to the terms of the underwriting agreement, the deferred underwriting commission will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination and the deferred underwriting commission will be waived by the underwriters in the event that the Company does a Business Combination.
Registration Rights
On February 23, 2021, the Company entered into a registration rights agreement with respect to the Founder Shares, the Private Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Warrants and warrants that may be issued upon conversion of Working Capital Loans), which requires the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). Pursuant to such registration rights agreement, the holders of the majority of these securities will be entitled to make up to three demands, excluding short form demands, that we register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the Company’s initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Financial Advisor Engagements
On September 19, 2021, the Company engaged BofA Securities, Inc. (“BofA”) as its financial (M&A) advisor in connection with the Business Combination. Pursuant to this engagement, the Company agreed to pay to BofA an advisory fee of $3,000,000, contingent and payable upon the closing of the Business Combination.
On September 19, 2021, the Company engaged BofA as its capital markets advisor in connection with the Business Combination. Pursuant to this engagement, the Company will pay no additional compensation to BofA.